INITIAL PUBLIC OFFERING	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

The registration statement for the Company’s Initial Public Offering was declared effective on May 13, 2021. On May 18, 2021, the Company completed its Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300,000,000. Each Unit consisted of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

On May 25, 2021, the Underwriters partially exercised the over-allotment option and purchased an additional 3,934,235 Over-Allotment Units, generating gross proceeds of $39,342,350.